Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Clough Hedged Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Clough Hedged Equity ETF NAV
Account Value	$ 12,666	$ 9,398	$ 11,670	$ 13,106
Clough Select Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Clough Select Equity ETF NAV
Account Value	$ 15,858	10,623	11,970	14,772
Bloomberg US Treausury 0-1 Year Maturity TR Index Unhedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treausury 0-1 Year Maturity TR Index Unhedged USD
Account Value	$ 11,012	10,498	10,057	10,014
Bloomberg World Large Mid & Small Cap Equal Weight/ UST 0-1 Yr 50/50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg World Large Mid & Small Cap Equal Weight/ UST 0-1 Yr 50/50 Index
Account Value	$ 11,955	10,450	9,910	11,342
Wilshire Liquid Alternative Equity Hedge Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Equity Hedge Total Return Index
Account Value	$ 13,547	11,491	10,840	11,609
Bloomberg World Large Mid & Small Cap Equal Weight Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg World Large Mid & Small Cap Equal Weight Total Return Index
Account Value	$ 12,662	10,193	9,626	12,780
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 17,137	$ 12,416	$ 11,273	$ 13,202